GOODWILL (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Changes in net carrying amount of goodwill
Goodwill	$ 550.1	$ 550.1
Cost
Changes in net carrying amount of goodwill
Goodwill	618.6	618.6
Accumulated impairment losses
Changes in net carrying amount of goodwill
Goodwill	$ (68.5)	$ (68.5)